Net Defined Benefit Liabilities (Assets) - Summary of Changes in the Defined Benefit Obligations (Detail) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of net defined benefit liability (asset) [Line Items]
Current service cost	₩ (224,071)	₩ (213,922)	₩ (238,068)
Interest expense	(8,826)	(17,462)	3,139
Remeasurements:
Acquisition and disposition of businesses, etc.	(1,360)	5,564	0
Present value of defined benefit obligation [member]
Disclosure of net defined benefit liability (asset) [Line Items]
Beginning balance	2,365,793	2,218,655
Current service cost	224,071	213,489
Interest expense	88,882	103,874
Benefit paid	(626,899)	(358,298)
Changes due to settlements of plan & Past Service Cost	3,054	1
Remeasurements:
Actuarial gains (losses) arising from changes in demographic assumptions	11,531	1,903
Actuarial gains (losses) arising from changes in financial assumptions	90,373	138,462
Actuarial gains arising from experience adjustments	57,699	48,174
Acquisition and disposition of businesses, etc.	18,394	(467)
Ending balance	₩ 2,232,898	₩ 2,365,793	₩ 2,218,655